Financial instruments by category, Reconciliation to statement of financial position (Details) $ in Thousands		12 Months Ended
	Feb. 28, 2017 mi	Dec. 31, 2018 USD ($) mi	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financial Assets [Abstract]
Derivative assets		$ 11,571	$ 8,230
Investment in Ten West Link		6,034	2,088
Investment in Abengoas New Money			1,715
Other financial investments		275,899	243,347
Clients and other receivables		236,395	244,449
Cash and cash equivalents		631,542	669,387	$ 594,811	$ 514,712
Total financial assets		1,161,441	1,169,216
Financial Liabilities [Abstract]
Corporate debt		684,073	643,083
Project debt		5,091,114	5,475,208	$ 5,330,467
Related parties - non-current		33,675	141,031
Trade and other current liabilities		192,033	155,144
Derivative liabilities		279,152	329,731
Total financial liabilities		6,280,047	6,744,197
Restructuring agreement of Abengoa [Abstract]
Percentage interest acquired	12.50%
Length of transmission lines | mi	114
Amortized Cost [Member]
Financial Assets [Abstract]
Derivative assets		0	0
Investment in Ten West Link		0	0
Investment in Abengoas New Money			0
Other financial investments		275,899	243,347
Clients and other receivables		236,395	244,449
Cash and cash equivalents		631,542	669,387
Total financial assets		1,143,836	1,157,183
Fair Value Through Profit or Loss [Member]
Financial Liabilities [Abstract]
Corporate debt		0	0
Project debt		0	0
Related parties - non-current		0	0
Trade and other current liabilities		0	0
Derivative liabilities		279,152	329,731
Total financial liabilities		$ 279,152	329,731
Ten West Link [Member]
Restructuring agreement of Abengoa [Abstract]
Percentage interest acquired		12.50%
Length of transmission lines | mi		114
Amortized Cost [Member]
Financial Liabilities [Abstract]
Corporate debt		$ 684,073	643,083
Project debt		5,091,114	5,475,208
Related parties - non-current		33,675	141,031
Trade and other current liabilities		192,033	155,144
Derivative liabilities		0	0
Total financial liabilities		6,000,895	6,414,466
Fair Value Through Other Comprehensive Income [Member]
Financial Assets [Abstract]
Derivative assets		0	0
Investment in Ten West Link		6,034	2,088
Investment in Abengoas New Money			0
Other financial investments		0	0
Clients and other receivables		0	0
Cash and cash equivalents		0	0
Total financial assets		6,034	2,088
Fair Value Through Profit or Loss [Member]
Financial Assets [Abstract]
Derivative assets		11,571	8,230
Investment in Ten West Link		0	0
Investment in Abengoas New Money			1,715
Other financial investments		0	0
Clients and other receivables		0	0
Cash and cash equivalents		0	0
Total financial assets		$ 11,571	$ 9,945